LEASE - Operating leases (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Future minimum operating lease payments
2018	¥ 131,683
2019	84,024
2020	80,381
2021	30,610
2022	26,670
Thereafter	282,990
Total	636,358
Rental expenses	¥ 120,116	¥ 92,438